Supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental cash flow information
Trade and other receivables	$ 72,230	$ 1,180,069	$ (316,778)
Inventories	11,750	(176)	18,473
Prepaid expenses and deposits	4,132	(1,630,088)	(53,416)
Trade and other payables and accrued liabilities	669,427	(1,170,715)	(40,937)
Taxes	(104,670)
Contract liabilities	742,228	(381,596)	(380,629)
Total	$ 1,395,097	$ (2,002,506)	$ (773,287)